Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts payable and accrued liabilities
	December 31,	December 31,
	2020	2019
Accrued liabilities related to:
Consultants and professional fees	$183,920	$311,635
Payroll	120,318	-
Vacation Accrued	71,699	106,529
	375,937	418,164
Trade payables and other	64,601	30,764
	440,538	448,928